Segments and Geographic Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Consolidated net sales by major product categories
Consolidated net sales	$ 1,014	$ 996	$ 2,884	$ 2,806	$ 4,210	$ 4,031	$ 3,888
General and children's crafts
Consolidated net sales by major product categories
Consolidated net sales					1,908	1,791	1,682
Home decor and seasonal
Consolidated net sales by major product categories
Consolidated net sales					837	805	796
Framing
Consolidated net sales by major product categories
Consolidated net sales					804	794	756
Scrapbooking
Consolidated net sales by major product categories
Consolidated net sales					$ 661	$ 641	$ 654